Financial Income, Net - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Financial Income, Net [Abstract]
Interest on loan	$ 156	$ 151
Foreign currency translation loss, net	902
Remeasurement of warrants	443	458
Others	32	13
Total financial expenses	1,533	622
Foreign currency translation profit, net		430
Interest from deposits	1,848	2,324
Total financial income	1,848	2,754
Financial income, net	$ (315)	$ (2,132)